Fair Value Measurements - Summary of Assets And Liabilities Measured Or Disclosed At Fair Value (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets and liabilities measured at fair value		$ 4,507	¥ 31,375
Fair value adjustment	¥ 17,298
Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for at fair value using the alternative measurement		$ 4,507	31,375
Fair value adjustment	¥ 17,298
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets and liabilities measured at fair value			31,375
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for at fair value using the alternative measurement			¥ 31,375